Bank Loans - Schedule of Short-Term Bank Loans (Details) - USD ($)		Mar. 31, 2025	Sep. 30, 2024
Schedule of Short-Term Bank Loans [Line Items]
Short-term bank loans		$ 294,900
Zhejiang Wenzhou Longwan Rural Commercial Bank Longwan RCB [Member]
Schedule of Short-Term Bank Loans [Line Items]
Short-term bank loans	[1]	$ 294,900

[1]	On March 25, 2025, the Company entered into a loan agreement with Longwan RCB to obtain a short-term working capital loan of $294,900 (RMB2,140,000) for a term from March 25, 2025 to September 8, 2025 at a fixed annual interest rate of 8.1%. WFOE provided guarantee for the repayment of the loan. The Company’s CEO and his family members also provided personal guaranty for the repayment of the loan.